RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Due from related parties	$ 56	$ 60
Due from related parties and current contract assets	56	60
Due to related parties	(506)	(139)
Other long-term liabilities	1,246	1,201
Other long-term liabilities	1,246	1,201
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Contract asset	46	51
Due from related parties	36	48
Contract asset	409	422
Due to related parties	(455)	(93)
Accrued distributions payable on LP Units and Redeemable/Exchangeable partnership units	30	36
Contract liability	602	562
Equity-accounted investments and other
Disclosure of transactions between related parties [line items]
Due from related parties	20	12
Due to related parties	(21)	(10)
Amounts due to	11	7
Joint Ventures Where Entity Is Venturer and Parent
Disclosure of transactions between related parties [line items]
Other long-term liabilities	613	569
Other long-term liabilities	$ 613	$ 569